INTERESTS IN ASSOCIATES - Detailed Information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2017 director	Dec. 31, 2018 director	Dec. 31, 2017	Dec. 31, 2016 item director	Dec. 31, 2019
RisenSky Solar
Disclosure of interests in associates
Proportion of nominal value of issued capital held		30.00%	30.00%
Proportion of voting power held		30.00%	30.00%
1088526 B.C. Ltd.
Disclosure of interests in associates
Proportion of nominal value of issued capital held		75.00%	75.00%
Proportion of voting power held		50.00%	50.00%
Number of directors who can be appointed in associate by contractual right		2		2
Total number of directors in the associate		4		4
1088526 B.C. Ltd. | Energy Capital Investment II sarl ("ECI")
Disclosure of interests in associates
Percentage of preferred shares of the associate, agreed to be sold, under the share purchase agreement with Jade				25.00%
Share capital subscribed (as a percent)		70.00%			95.00%
1088526 B.C. Ltd. | Sky Solar (Canada) FIT 1 Limited Partnership
Disclosure of interests in associates
Number of commercial and industrial solar facilities owned in Canada | item				15
1091187 B.C. Ltd.
Disclosure of interests in associates
Proportion of nominal value of issued capital held		75.00%	75.00%
Proportion of voting power held		50.00%	50.00%
Number of directors who can be appointed in associate by contractual right	2	2
Total number of directors in the associate	4	4
1091187 B.C. Ltd. | Energy Capital Investment II sarl ("ECI")
Disclosure of interests in associates
Percentage of preferred shares of the associate, agreed to be sold, under the share purchase agreement with Jade	25.00%
Share capital subscribed (as a percent)		70.00%			95.00%